UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2013


Check here if Amendment []		Amendment Number:
	This Amendment (Check only one):	[] is a restatement.
						[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:				PCJ Investment Counsel Ltd.
				300-181 University Ave
				Toronto, Ontario M5H 3M7

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Heiki Altosaar
Title:		Compliance Officer
Phone:		(416) 955-4839

Signature, place, and Date of Signing:

	"Heiki Altosaar"	Toronto, ON Canada	March 31, 2013
	[Signature]		[City, State]			[Date]

Report Type	(Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.
[ ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:	NONE


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:				None

Form 13F Information Table Entry Total:		64,971,066

Form 13F Information Table Value Total:		$2,218,039,698


List of Other Included Managers:

	NONE



FORM 13F


















                     (SEC USE ONLY)

Name of Reporting Manager:PCJ Investment Counsel
Ltd.



















Item 1
Item 2
Item 3
Item 4
Item 5
Item 6


Item
7
Item 8


Name of Issuer



Shares of
Investment Discretion

Mgrs
Voting Authority (Shares)

Title of
Cusip
Fair Market
Principal
A) Sole
B) Shared
-
C)
Shared
See
A)
Sole
B) Shared
C) None

Class
Number
Value $
Amount

As
Defined
Other
Instr.
V









in Instr.V





Agrium Inc.
COM
008916108
50,546,653
510,263
510,263
N/A
N/A

N/A
510,263
N/A
AuRico Gold Inc
COM
05155C105
14,083,923
2,200,613
2,200,613
N/A
N/A

N/A
2,200,613
N/A
Bank of America Corp.
COM
060505104
222,737
18,000
18,000
N/A
N/A

N/A
18,000
N/A
Bank of Montreal
COM
063671101
3,152,242
49,300
49,300
N/A
N/A

N/A
49,300
N/A
Bank of Nova Scotia
COM
064149107
199,536,859
3,375,687
3,375,687
N/A
N/A

N/A
3,375,687
N/A
Barrick Gold Corp.
COM
067901108
58,148,611
1,948,680
1,948,680
N/A
N/A

N/A
1,948,680
N/A
Bellatrix Exploration Ltd.
COM
078314101
735,096
112,400
112,400
N/A
N/A

N/A
112,400
N/A
Brookfield Asset Management Inc.
CL A LTD VT SH
112585104
60,413,640
1,628,400
1,628,400
N/A
N/A

N/A
1,628,400
N/A
Brookfield Residential Properites Inc.
COM
11283W104
272,010
11,000
11,000
N/A
N/A

N/A
11,000
N/A
Brookfield Residential Properties Inc.
COM
11283W104
38,225,161
1,545,700
1,545,700
N/A
N/A

N/A
1,545,700
N/A
Cameco Corp.
COM
13321L108
33,144,084
1,572,300
1,572,300
N/A
N/A

N/A
1,572,300
N/A
Canadian National Railway
COM
136375102
121,655,315
1,191,531
1,191,531
N/A
N/A

N/A
1,191,531
N/A
Canadian Natural Resources Ltd.
COM
136385101
93,244,327
2,862,890
2,862,890
N/A
N/A

N/A
2,862,890
N/A
Catamaran Corporation
COM
148887102
34,206,704
635,458
635,458
N/A
N/A

N/A
635,458
N/A
Cenovus Energy Inc.
COM
15135U109
66,698,849
2,120,116
2,120,116
N/A
N/A

N/A
2,120,116
N/A
CGI Group Class A
CL A SUB VTG
39945C109
38,091,225
1,379,617
1,379,617
N/A
N/A

N/A
1,379,617
N/A
Cott Corp.
COM
22163N106
736,668
71,800
71,800
N/A
N/A

N/A
71,800
N/A
Denison Mines Ltd.
COM
248356107
250,200
180,000
180,000
N/A
N/A

N/A
180,000
N/A
Eldorado Gold Corp.
COM
284902103
23,404,013
2,410,300
2,410,300
N/A
N/A

N/A
2,410,300
N/A
Enbridge Inc.
COM
29250N105
89,331,726
1,888,620
1,888,620
N/A
N/A

N/A
1,888,620
N/A
EXFO Inc.
SUB VTG SHS
302046107
246,170
47,800
47,800
N/A
N/A

N/A
47,800
N/A
Firstservice Corp. Sub Vtg.
SUB VTG SH
33761N109
650,304
19,200
19,200
N/A
N/A

N/A
19,200
N/A
Franco-Nevada Corp.
COM
351858105
602,810
13,000
13,000
N/A
N/A

N/A
13,000
N/A
Gildan Activewear Class A
COM
375916103
28,110,108
693,563
693,563
N/A
N/A

N/A
693,563
N/A
Goldcorp Inc.
COM
380956409
96,144,922
2,812,900
2,812,900
N/A
N/A

N/A
2,812,900
N/A
HudBay Minerals Inc.
COM
443628102
732,750
75,000
75,000
N/A
N/A

N/A
75,000
N/A
IMAX Corp.
COM
45245E109
605,445
22,300
22,300
N/A
N/A

N/A
22,300
N/A
Magna International Inc. Class A
COM
559222401
49,069,917
821,804
821,804
N/A
N/A

N/A
821,804
N/A
Manulife Financial Corp.
COM
56501R106
80,112,341
5,355,103
5,355,103
N/A
N/A

N/A
5,355,103
N/A
Nevsun Resources Ltd.
COM
64156L101
333,200
85,000
85,000
N/A
N/A

N/A
85,000
N/A
Open Text Corp.
COM
683715106
37,419,149
623,237
623,237
N/A
N/A

N/A
623,237
N/A
Penn West Petroleum Corp.
COM
707887105
30,031,092
2,750,100
2,750,100
N/A
N/A

N/A
2,750,100
N/A
Potash Corp. of Saskatchewan
COM
73755L107
67,252,049
1,685,515
1,685,515
N/A
N/A

N/A
1,685,515
N/A
Precision Drilling Corp.
COM 2010
74022D308
26,797,182
2,853,800
2,853,800
N/A
N/A

N/A
2,853,800
N/A
Research In Motion
COM
760975102
10,573,563
700,700
700,700
N/A
N/A

N/A
700,700
N/A
Rio Alto Mining Ltd.
COM
76689T104
467,000
100,000
100,000
N/A
N/A

N/A
100,000
N/A
Royal Bank of Canada
COM
780087102
187,138,156
3,057,813
3,057,813
N/A
N/A

N/A
3,057,813
N/A
Sandstorm Gold Ltd
COM NEW
80013R206
686,868
71,400
71,400
N/A
N/A

N/A
71,400
N/A
Shaw Communications Inc. Class B
CL B CONV
82028K200
46,548,516
1,850,100
1,850,100
N/A
N/A

N/A
1,850,100
N/A
Silver Wheaton Corp
COM
828336107
55,579,309
1,747,777
1,747,777
N/A
N/A

N/A
1,747,777
N/A
Stantec Inc.
COM
85472N109
970,585
21,660
21,660
N/A
N/A

N/A
21,660
N/A
Suncor Energy Inc.
COM
867224107
111,281,761
3,655,774
3,655,774
N/A
N/A

N/A
3,655,774
N/A
Talisman Energy Inc.
COM
87425E103
48,654,766
3,917,453
3,917,453
N/A
N/A

N/A
3,917,453
N/A
Teck Resources Ltd.
CL B
878742204
42,754,197
1,494,902
1,494,902
N/A
N/A

N/A
1,494,902
N/A
Telus Corp.
COM
87971M103
89,615,087
1,277,296







Toronto-Dominion Bank
COM NEW
891160509
223,160,355
2,638,453







Valeant Pharmaceuticals International
COM
91911K102
55,848,325
732,341







Wi-LAN Inc.
COM
928972108
553,728
134,400










2,218,039,698
64,971,066
60,188,576




60,188,576